UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

811-08411
(Investment Company Act file number)

The James Advantage Funds
(Exact name of registrant as specified in charter)

1349 Fairground Road
Xenia, Ohio 45385
(Address of principal executive offices) (Zip code)

(937) 426-7640
(Registrant's telephone number)

Barry R. James
P.O. Box 8
Alpha, Ohio 45301
(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: July 1, 2016 - September 30, 2016

Item 1.	Schedule of Investments.

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-47.8%
	Basic Materials-5.7%
7,858	AEP Industries, Inc.	$859,429
31,560	Agnico Eagle Mines, Ltd.	1,709,921
323,670	Avery Dennison Corp.	25,178,289
514,370	Barrick Gold Corp.	9,114,636
553,420	Celanese Corp., Series A	36,835,635
76,760	Ciner Resources LP	2,389,539
395,120	Cooper Tire & Rubber Co.	15,022,462
76,830	Dow Chemical Co.	3,982,099
48,690	Enviva Partners LP	1,314,143
32,230	First Majestic Silver Corp.*	331,969
1,120,260	Goodyear Tire & Rubber Co.	36,184,398
113,760	Hecla Mining Co.	648,432
316,225	Innospec, Inc.	19,229,642
130,190	Lydall, Inc.*	6,656,615
128,855	Neenah Paper, Inc.	10,180,834
1,037,820	Newmont Mining Corp.	40,775,948
48,800	Novagold Resources, Inc.*	273,280
31,780	Pan American Silver Corp.	559,964
374,940	Richmont Mines, Inc.*	3,768,147
169,920	Universal Forest Products, Inc.	16,735,421
50,000	Westlake Chemical Corp.	2,675,000
		234,425,803

	Consumer, Cyclical-4.9%
642,220	Alaska Air Group, Inc.	42,296,609
6,950	Asbury Automotive Group, Inc.*	386,906
94,300	Avianca Holdings SA, Sponsored ADR	611,064
515,000	Best Buy Co., Inc.	19,662,700
256,065	Big Lots, Inc.	12,227,104
421,595	Cato Corp., Class A	13,866,260
64,000	Century Communities, Inc.*	1,376,640
75,470	Flexsteel Industries, Inc.	3,903,308
434,050	Foot Locker, Inc.	29,393,866
657,670	Ford Motor Co.	7,938,077
305,535	Hawaiian Holdings, Inc.*	14,849,001
13,050	Insight Enterprises, Inc.*	424,777
120,350	Lennar Corp., Class A	5,095,619
54,240	M/I Homes, Inc.*	1,278,437
101,760	Meritage Homes Corp.*	3,531,072
80,970	Patrick Industries, Inc.*	5,013,662
61,460	PetMed Express, Inc.	1,246,409
746,725	Southwest Airlines Co.	29,040,135
42,905	Wabash National Corp.*	610,967
234,005	Wal-Mart Stores, Inc.	16,876,441
		209,629,054

	Consumer, Non-cyclical-8.3%
146,030	Aetna, Inc.	16,859,163
71,935	Anthem, Inc.	9,014,175
13,970	Barrett Business Services, Inc.	693,052
140,465	Cal-Maine Foods, Inc.	5,413,521
56,260	Cardtronics PLC, Class A*	2,509,196
9,370	Coca-Cola Bottling Co. Consolidated	1,388,259
224,639	Convergys Corp.	6,833,518
710,150	Dr Pepper Snapple Group, Inc.	64,843,796
272,022	DST Systems, Inc.	32,076,834

Shares or Principal Amount		Value
	Consumer, Non-cyclical (continued)
20,590	Farmer Brothers Co.*	$731,974
9,600	Grand Canyon Education, Inc.*	387,744
112,111	Helen of Troy, Ltd.*	9,660,605
338,830	Ingles Markets, Inc., Class A	13,397,338
61,500	Ingredion, Inc.	8,183,190
88,245	John B Sanfilippo & Son, Inc.	4,529,616
773,480	Kroger Co.	22,956,886
85,358	ManpowerGroup, Inc.	6,167,969
18,000	Medifast, Inc.	680,220
674,260	Merck & Co., Inc.	42,080,567
51,240	National HealthCare Corp.	3,381,328
141,400	Natural Health Trends Corp.	3,995,964
755,000	Newell Brands, Inc.	39,758,300
141,105	Nutrisystem, Inc.	4,189,407
411,330	Omega Protein Corp.*	9,612,782
777,530	Pfizer, Inc.	26,334,941
100,554	Sanderson Farms, Inc.	9,686,367
69,960	Superior Uniform Group, Inc.	1,384,508
291,992	Toro Co.	13,676,905
		360,428,125

	Energy-2.2%
137,500	BP PLC, Sponsored ADR	4,834,500
100,000	Diamond Offshore Drilling, Inc.	1,761,000
165,864	HollyFrontier Corp.	4,063,668
208,640	Just Energy Group, Inc.	1,057,805
28,318	Matrix Service Co.*	531,246
1,776,010	McDermott International, Inc.*	8,897,810
130,702	Murphy USA, Inc.*	9,326,895
9,870	Noble Corp. PLC	62,576
9,670	Rowan Cos., PLC, Class A	146,597
136,580	Star Gas Partners LP	1,317,997
424,950	Tesoro Corp.	33,809,022
594,710	Valero Energy Corp.	31,519,630
101,375	World Fuel Services Corp.	4,689,608
		102,018,354

	Financial-8.2%
23,630	Aaron's, Inc.	600,675
316,293	American Financial Group, Inc.	23,721,975
1,389,470	AmTrust Financial Services, Inc.	37,279,480
809,372	Annaly Capital Management, Inc., REIT	8,498,406
52,170	Ares Commercial Real Estate Corp., REIT	657,342
317,386	Argo Group International Holdings, Ltd.	17,906,918
120,010	Ashford Hospitality Trust, Inc., REIT	706,859
330,000	Aspen Insurance Holdings, Ltd.	15,374,700
90,000	Bank of Montreal	5,901,300
549,972	Brandywine Realty Trust, REIT	8,590,563
719,086	Chimera Investment Corp., REIT	11,469,422
103,020	Chubb, Ltd.	12,944,463
38,960	CorEnergy Infrastructure Trust, Inc., REIT	1,142,697
92,835	Dynex Capital, Inc., REIT	688,836
58,990	ePlus, Inc.*	5,569,246
517,510	Fifth Third Bancorp	10,588,255
28,600	Franklin Financial Network, Inc.*	1,069,640
30,525	Getty Realty Corp., REIT	730,463
516,046	Government Properties Income Trust, REIT	11,672,961
36,840	Hanmi Financial Corp.	970,366
7,555	Hanover Insurance Group, Inc.	569,798
446,970	JPMorgan Chase & Co.	29,763,732
1,032,600	KeyCorp	12,566,742
29,095	LendingTree, Inc.*	2,819,596
145,786	LTC Properties, Inc., REIT	7,579,414

Shares or Principal Amount		Value
	Financial (continued)
75,950	MainSource Financial Group, Inc.	$1,894,953
16,480	Meta Financial Group, Inc.	998,853
20,190	MutualFirst Financial, Inc.	559,869
29,790	National Storage Affiliates Trust, REIT	623,803
377,630	Nelnet, Inc., Class A	15,244,923
49,010	People's Utah Bancorp	997,354
36,670	Prospect Capital Corp.	297,027
120,163	Reading International, Inc., Class A*	1,604,176
29,970	Sunstone Hotel Investors, Inc., REIT	383,316
178,270	Torchmark Corp.	11,389,670
670,424	Travelers Cos., Inc.	76,797,069
364,335	Unum Group	12,864,669
22,250	Whitestone, REIT	308,830
		353,348,361

	Industrial-4.6%
58,823	Aegion Corp.*	1,121,755
41,600	AGCO Corp.	2,051,712
46,020	Air Transport Services Group, Inc.*	660,387
13,783	Alamo Group, Inc.	908,162
49,330	AMERCO	15,994,266
315,210	American Axle & Manufacturing Holdings, Inc.*	5,427,916
158,700	American Railcar Industries, Inc.	6,581,289
132,170	American Woodmark Corp.*	10,648,937
60,510	Ceco Environmental Corp.	682,553
145,090	Costamare, Inc.	1,326,123
114,520	Covenant Transportation Group, Inc., Class A*	2,213,672
84,922	Crown Holdings, Inc.*	4,848,197
122,525	Culp, Inc.	3,647,569
112,115	DHT Holdings, Inc.	469,762
62,400	FedEx Corp.	10,900,032
628,750	Frontline, Ltd.	4,508,138
206,075	Gener8 Maritime, Inc.*	1,055,104
183,640	Global Brass & Copper Holdings, Inc.	5,305,360
88,940	Headwaters, Inc.*	1,504,865
18,700	Hollysys Automation Technologies, Ltd.	414,579
51,230	Huntington Ingalls Industries, Inc.	7,859,707
20,000	Insteel Industries, Inc.	724,800
1,142,890	Magna International, Inc.	49,087,125
75,160	Matson, Inc.	2,997,381
24,330	NACCO Industries, Inc., Class A	1,653,467
54,080	Republic Services, Inc.	2,728,336
32,400	Ryder System, Inc.	2,136,780
485,980	Ship Finance International, Ltd.	7,158,485
177,055	Smith & Wesson Holding Corp.*	4,707,892
191,910	Sonoco Products Co.	10,138,605
43,029	Sturm Ruger & Co., Inc.	2,485,355
23,025	Superior Industries International, Inc.	671,409
172,910	Teekay Tankers, Ltd., Class A	437,462
12,380	Tenneco, Inc.*	721,383
15,000	Trinity Industries, Inc.	362,700
53,970	Unifi, Inc.*	1,588,337
222,680	United Rentals, Inc.*	17,478,153
		193,207,755

	Technology-8.3%
641,667	ACCO Brands Corp.*	6,185,670
306,400	Arrow Electronics, Inc.*	19,600,408
255,210	Avnet, Inc.	10,478,923
288,070	Cisco Systems, Inc.	9,137,580
277,810	Corning, Inc.	6,570,206
22,445	CSG Systems International, Inc.	927,652
958,915	Deluxe Corp.	64,074,700

Shares or Principal Amount		Value
	Technology (continued)
53,080	Digi International, Inc.*	$605,112
72,980	EarthLink Holdings Corp.	452,476
35,330	Eastman Kodak Co.*	529,950
283,269	Ebix, Inc.	16,103,843
20,200	Engility Holdings, Inc.*	636,300
42,610	Epiq Systems, Inc.	702,639
18,680	Equifax, Inc.	2,513,954
226,980	Hackett Group, Inc.	3,749,710
421,000	Intel Corp.	15,892,750
22,120	International Business Machines Corp.	3,513,762
52,490	Leidos Holdings, Inc.	2,271,767
164,660	Lexmark International, Inc., Class A	6,579,814
209,930	Lockheed Martin Corp.	50,324,420
23,890	Nanometrics, Inc.*	533,703
39,760	NeuStar, Inc., Class A*	1,057,218
296,220	Northrop Grumman Corp.	63,376,269
299,695	Orbotech, Ltd.*	8,873,969
124,260	PC Connection, Inc.	3,282,949
247,500	SYNNEX Corp.	28,242,225
61,470	Unisys Corp.*	598,718
177,390	WESCO International, Inc.*	10,907,711
		337,724,398

	Utilities-5.6%
300,520	American Electric Power Co., Inc.	19,296,389
1,637,700	AT&T, Inc.	66,506,997
83,645	Avista Corp.	3,495,525
418,554	BT Group PLC, Sponsored ADR	10,643,828
339,850	CenterPoint Energy, Inc.	7,894,715
139,620	DTE Energy Co.	13,078,205
178,500	Edison International	12,896,625
107,480	IDACORP, Inc.	8,413,534
26,080	Otter Tail Corp.	902,107
97,210	Pinnacle West Capital Corp.	7,386,988
137,365	PNM Resources, Inc.	4,494,583
458,330	Portland General Electric Co.	19,520,275
367,120	Public Service Enterprise Group, Inc.	15,371,314
28,870	SJW Corp.	1,261,042
60,677	Spark Energy, Inc., Class A	1,767,521
12,880	Spire, Inc.	820,971
28,285	Telephone & Data Systems, Inc.	768,786
265,510	UGI Corp.	12,011,672
300,720	Verizon Communications, Inc.	15,631,426
587,740	Vonage Holdings Corp.*	3,884,961
75,170	Westar Energy, Inc.	4,265,898
		230,313,362

TOTAL COMMON STOCKS
(Cost $1,636,211,654)		2,021,095,212

CLOSED-END FUNDS-0.0%(a)
131,000	BlackRock Resources & Commodities Strategy Trust	1,067,650

TOTAL CLOSED-END FUNDS
(Cost $915,191)		1,067,650

Shares or Principal Amount		Value
EXCHANGE TRADED FUNDS-1.4%
107,910	iShares® MSCI All Peru Capped ETF	$3,582,612
109,760	iShares® MSCI Canada ETF	2,819,734
94,410	iShares® MSCI Chile Capped ETF	3,482,785
55,590	iShares® MSCI Philippines ETF	2,071,283
7,000	iShares® National AMT-Free Municipal Bond ETF	789,250
704,760	iShares® Silver Trust ETF*	12,826,632
194,610	SPDR® Gold Shares ETF*	24,450,800
106,112	VanEck Vectors Indonesia Index ETF	2,499,999

TOTAL EXCHANGE TRADED FUNDS
(Cost $47,087,176)		52,523,095

CORPORATE BONDS-6.3%
	Basic Materials-0.0%(a)
$1,500,000	E.I. du Pont de Nemours & Co., 5.750%, 3/15/19	1,653,616

	Communications-0.2%
8,000,000	Alphabet, Inc., 3.625%, 5/19/21	8,779,928

	Consumer, Cyclical-0.5%
5,000,000	eBay, Inc., 2.600%, 7/15/22	5,040,735
5,000,000	Home Depot, Inc., 2.700%, 4/1/23	5,207,905
5,000,000	Home Depot, Inc., 5.950%, 4/1/41	6,891,350
785,000	McDonald's Corp., 5.700%, 2/1/39	986,399
2,000,000	Wal-Mart Stores, Inc., 5.250%, 9/1/35	2,661,052
		20,787,441
	Consumer, Non-cyclical-1.3%
10,000,000	Coca-Cola Co., 3.200%, 11/1/23	10,761,400
3,000,000	Hershey Co., 4.125%, 12/1/20	3,305,757
5,475,000	Johnson & Johnson, 4.500%, 9/1/40	6,883,592
5,000,000	Merck & Co., Inc., 2.800%, 5/18/23	5,239,830
10,000,000	Merck & Co., Inc., 4.150%, 5/18/43	11,341,120
10,000,000	PepsiCo, Inc., 5.000%, 6/1/18	10,628,100
		48,159,799
	Energy-1.3%
5,000,000	Apache Corp., 3.250%, 4/15/22	5,131,115
5,000,000	BP Capital Markets PLC, 3.245%, 5/6/22	5,274,585
8,271,000	Chevron Corp., 3.326%, 11/17/25	8,857,513
10,000,000	Diamond Offshore Drilling, Inc., 5.875%, 5/1/19	10,374,880
2,000,000	Phillips 66, 4.300%, 4/1/22	2,198,656
5,050,000	Shell International Finance BV, 2.375%, 8/21/22	5,133,790
5,000,000	Shell International Finance BV, 6.375%, 12/15/38	6,814,620
2,625,000	Shell International Finance BV, 4.375%, 5/11/45	2,835,160
10,000,000	Statoil ASA, 2.250%, 11/8/19	10,195,200
		56,815,519
	Financial-1.3%
5,000,000	Aflac, Inc., 2.650%, 2/15/17	5,027,195
8,000,000	Aflac, Inc., 3.625%, 11/15/24	8,607,744
5,000,000	Berkshire Hathaway, Inc., 3.750%, 8/15/21	5,475,235
5,000,000	Citigroup, Inc., 4.450%, 1/10/17	5,041,870
11,000,000	JPMorgan Chase & Co., 4.250%, 10/15/20	11,924,033
5,000,000	Morgan Stanley & Co., 4.750%, 3/22/17	5,082,540
6,000,000	PNC Bank Na, 2.950%, 2/23/25	6,185,352
1,775,000	PNC Bank NA, 1.950%, 3/4/19	1,794,561
5,000,000	UBS AG, 5.875%, 12/20/17	5,263,175
5,000,000	Wells Fargo & Co., 2.500%, 3/4/21	5,069,235
		59,470,940
	Industrial-0.4%
1,000,000	Caterpillar, Inc., 7.900%, 12/15/18	1,140,370
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,613,039
10,000,000	General Electric Capital Corp., 1.480%, 4/15/20(b)	10,078,220

Shares or Principal Amount		Value
	Industrial (continued)
$2,000,000	General Electric Capital Corp., 6.875%, 1/10/39	$3,009,314
5,000,000	United Technologies Corp., 3.100%, 6/1/22	5,365,340
		21,206,283
	Technology-1.1%
3,419,000	Apple, Inc., 1.550%, 2/7/20	3,449,535
5,000,000	Intel Corp., 3.300%, 10/1/21	5,386,800
7,000,000	International Business Machines Corp., 1.875%, 8/1/22	6,992,755
3,700,000	Microsoft Corp., 5.200%, 6/1/39	4,632,559
10,000,000	Microsoft Corp., 3.500%, 11/15/42	9,827,900
5,000,000	Oracle Corp., 2.500%, 10/15/22	5,132,000
10,000,000	QUALCOMM, Inc., 4.650%, 5/20/35	10,755,170
		46,176,719
	Utilities-0.2%
5,000,000	Duke Energy Florida LLC, Series A, 5.800%, 9/15/17	5,211,715
4,600,000	San Diego Gas & Electric Co., 3.000%, 8/15/21	4,878,157
		10,089,872
TOTAL CORPORATE BONDS
(Cost $262,756,596)		273,140,117

MORTGAGE BACKED SECURITIES-0.4%
	Federal National Mortgage Association-0.3%
$12,240,708	3.500%, 9/1/33	13,024,698
1,616,498	4.500%, 9/1/40	1,722,934
		14,747,632
	Government National Mortgage Association-0.1%
3,498,227	4.000%, 12/20/40	3,764,737

TOTAL MORTGAGE BACKED SECURITIES
(Cost $17,757,937)		18,512,369

U.S. GOVERNMENT AGENCIES-5.9%
	Federal Farm Credit Banks-1.9%
10,000,000	1.170%, 5/16/19	9,999,210
15,000,000	2.000%, 10/20/22	15,001,725
10,000,000	2.350%, 5/2/24	10,018,280
10,000,000	2.980%, 11/25/25	10,007,580
5,725,000	2.750%, 11/6/26	6,067,944
10,000,000	2.800%, 6/2/28	10,008,330
7,325,000	3.400%, 11/25/30	7,331,644
10,000,000	3.220%, 3/26/31	10,816,620
		79,251,333
	Federal Home Loan Banks-3.3%
25,000,000	0.700%, 6/5/17	25,002,650
50,000,000	1.000%, 8/28/18	50,014,000
11,250,000	1.200%, 5/23/19	11,251,238
5,000,000	1.600%, 10/22/20	4,959,330
10,000,000	2.050%, 6/9/23	10,018,110
10,000,000	2.620%, 4/28/26	10,012,670
9,500,000	3.000%, 4/18/31	9,500,361
19,000,000	2.000%, 6/30/31(c)	18,984,496
		139,742,855
	Federal Home Loan Mortgage Corporation-0.6%
20,000,000	0.850%, 10/27/17	20,000,020
5,000,000	1.000%, 8/26/19(c)	5,000,095
		25,000,115

Shares or Principal Amount		Value
	United States Department of Housing and Urban Development-0.1%
$5,000,000	2.050%, 8/1/19	$5,129,660

TOTAL U.S. GOVERNMENT AGENCIES
(Cost $247,931,922)		249,123,963

U.S. TREASURY BONDS & NOTES-28.0%
	U.S. Treasury Bonds-6.2%
$90,000,000	1.625%, 5/15/26	90,175,770
40,000,000	5.375%, 2/15/31	58,420,320
70,000,000	2.500%, 2/15/46	72,586,710
40,000,000	2.250%, 8/15/46	39,401,560
		260,584,360
	U.S. Treasury Inflation Indexed Bonds-0.5%
20,000,000	0.625%, 7/15/21	22,434,147

	U.S. Treasury Inflation Indexed Notes-1.6%
26,500,000	1.625%, 1/15/18	31,384,442
35,000,000	0.125%, 1/15/22	37,999,780
		69,384,222
	U.S. Treasury Notes-19.7%
40,000,000	0.500%, 1/31/17	40,023,400
40,000,000	0.500%, 2/28/17	40,022,840
105,000,000	0.875%, 11/15/17	105,196,875
10,000,000	0.750%, 2/28/18	10,002,730
155,000,000	1.500%, 8/31/18	157,082,890
180,000,000	2.750%, 2/15/19	188,142,120
50,000,000	1.375%, 9/30/20	50,595,700
97,500,000	2.625%, 11/15/20	103,502,295
15,000,000	1.125%, 2/28/21	15,009,960
58,000,000	2.125%, 5/15/25	60,673,452
60,000,000	2.000%, 8/15/25	62,132,820
		832,385,082
TOTAL U.S. TREASURY BONDS & NOTES
(Cost $1,159,917,992)		1,184,787,811

FOREIGN BONDS-0.9%
	Australia Government-0.2%
AUD 10,000,000	5.250%, 3/15/19	8,329,386

	Canadian Government-0.2%
CAD 5,000,000	3.750%, 6/1/19	4,138,725
CAD 5,000,000	3.500%, 6/1/20	4,222,150
		8,360,875
	New Zealand Government-0.3%
NZD 15,000,000	5.000%, 3/15/19	11,727,099

	Singapore Government-0.2%
SGD 10,000,000	2.250%, 6/1/21	7,649,116

TOTAL FOREIGN BONDS
(Cost $37,828,739)		36,066,476

MUNICIPAL BONDS-5.1%
	California-0.0%(a)
1,000,000	Citrus Community College District General Obligation Unlimited Bonds, Series B, Prefunded 6/01/17 @ 100, 4.750%, 6/1/31(d)	1,025,900

Shares or Principal Amount		Value
	Colorado-0.0%(a)
$1,000,000	Adams County School District No. 14 General Obligation Unlimited Bonds, Prefunded 12/01/16 @ 100, 5.000%, 12/1/26(d)	$1,006,520

	Connecticut-0.2%
5,350,000	State of Connecticut, Series D, 5.000%, 11/1/25	6,295,559

	Florida-0.4%
10,775,000	Florida State Board of Education Capital Outlay General Obligation Bonds, Series C, 5.000%, 6/1/23	13,293,333
1,000,000	Florida State Board of Education Capital Outlay General Obligation Bonds, Series D, 5.000%, 6/1/38	1,070,350
		14,363,683
	Georgia-0.2%
3,000,000	State of Georgia General Obligation Unlimited Bonds, Series B, 4.500%, 1/1/29	3,223,530
5,000,000	State of Georgia General Obligation Unlimited Bonds, Series D, 5.000%, 2/1/25	6,160,200
		9,383,730
	Hawaii-0.3%
9,000,000	City and County of Honolulu General Obligation Unlimited Bonds, Series B, 5.000%, 11/1/25	10,914,750

	Illinois-0.0%(a)
1,000,000	Village of Bolingbrook General Obligation Unlimited Bonds, 5.000%, 1/1/37	1,033,380

	Maryland-0.1%
5,000,000	County of Montgomery General Obligation Unlimited Bonds, Series A, 3.000%, 11/1/29	5,192,550

	Massachusetts-0.0%(a)
1,000,000	Commonwealth of Massachusetts General Obligation Limited Bonds, Series C, Prefunded 8/01/17 @ 100, 5.250%, 8/1/22(d)	1,036,130

	Michigan-0.0%(a)
1,000,000	Marysville Public School District General Obligation Unlimited Bonds (School Building & Site), Prefunded 5/1/17 @ 100, 5.000%, 5/1/32(d)	1,023,870

	Ohio-1.6%
7,450,000	Beavercreek City School District General Obligation Unlimited Bonds, 3.250%, 12/1/36	7,681,769
6,395,000	City of Cincinnati General Obligation Unlimited Bonds, Series A, 3.000%, 12/1/27	6,907,176
5,450,000	City of Columbus General Obligation Various Purpose Limited Tax Bonds, Series B, 3.250%, 8/15/24	6,035,821
1,500,000	City of Newark General Obligation Limited Bonds, 1.750%, 5/16/17	1,504,695
5,000,000	County of Cuyahoga General Obligation Limited (Capital Improvement), Series A, 4.000%, 12/1/37	5,269,850
2,580,000	County of Trumbull OH General Obligation Limited Notes, Series B, 2.000%, 8/31/17	2,602,007
	Greenville City School District General Obligation Unlimited Bonds (School Improvement):
5,000,000	5.000%, 1/1/46	5,755,850
11,000,000	5.500%, 1/1/51	12,587,300
1,100,000	Miamisburg City School District General Obligation Unlimited Bonds (School Facilities Construction & Improvement), Prerefunded 12/01/18 @ 100, 5.000%, 12/1/33(d)	1,195,799
500,000	Mount Healthy City School District General Obligation Unlimited Bonds (School Improvement), Prefunded 6/01/18 @ 100, 5.000%, 12/1/26(d)	533,865
1,000,000	Ohio State University General Recipients Revenue Bonds, Series C, 4.910%, 6/1/40	1,266,480
105,000	Ohio State University Revenue Bonds, Series A, Prefunded 12/01/18 @ 100, 5.000%, 12/1/28(d)	114,144
895,000	Ohio State University Revenue Bonds, Series A, Unrefunded Portion, 5.000%, 12/1/28	971,943
500,000	Springboro Community City School District General Obligation Unlimited Bonds, 5.250%, 12/1/23	610,220
3,475,000	State of Ohio General Obligation Unlimited Bonds, 5.000%, 9/1/19	3,878,413
	State of Ohio General Obligation Unlimited Bonds, Series A, Prefunded 3/01/18 @ 100:
365,000	5.375%, 9/1/28(d)	387,652
635,000	5.375%, 9/1/28(d)	674,872
6,900,000	State of Ohio General Obligation Unlimited Bonds, Series S, 5.000%, 5/1/28	8,805,573
1,000,000	Wright State University Revenue Bonds, 4.000%, 5/1/18	1,046,030
		67,829,459
	Pennsylvania-1.1%
	Commonwealth of Pennsylvania General Obligation Unlimited Bonds, First Series:
20,000,000	5.000%, 6/1/24	23,793,600
12,005,000	5.000%, 3/15/25	14,948,746

Shares or Principal Amount		Value
	Pennsylvania (continued)
$7,050,000	5.000%, 9/15/26	$8,970,490
		47,712,836
	Tennessee-0.2%
5,000,000	Metropolitan Government of Nashville & Davidson County TN General Obligation Unlimited Bonds, Series C, 4.000%, 7/1/24	5,934,100

	Texas-0.6%
1,000,000	Friendswood Independent School District General Obligation Unlimited Bonds (Schoolhouse), Prefunded 2/15/18 @ 100, 5.000%, 2/15/37(d)	1,055,750
5,000,000	Houston Texas Independent School District General Obligation Limited Bonds, Series A, 5.000%, 2/15/28	6,323,400
1,000,000	Judson Independent School District General Obligation Unlimited Bonds (School Building), Prefunded 2/01/17 @ 100, 5.000%, 2/1/37(d)	1,013,480
500,000	Lamar Consolidated Independent School District General Obligation Unlimited Bonds (Schoolhouse), Prefunded 2/15/17 @ 100, 5.000%, 2/15/38(d)	507,460
5,335,000	Port of Houston Authority General Obligation Unlimited Bonds, Series D-1, 5.000%, 10/1/35	6,091,290
7,620,000	Referendum Transportation Community Mobility General Obligation Unlimited Bonds, Series A, 5.000%, 10/1/25	9,810,521
475,000	Tyler Independent School District General Obligation Unlimited Bonds, Prefunded 2/15/18 @ 100, 5.000%, 2/15/34(d)	501,149
525,000	Tyler Independent School District General Obligation Unlimited Bonds, Unrefunded Portion, 5.000%, 2/15/34	553,822
		25,856,872
	Washington-0.3%
5,000,000	State of Washington General Obligation Unlimited Bonds, Series D, 4.000%, 2/1/37	5,345,700
5,845,000	State of Washington General Obligation Various Purpose Unlimited Bonds, Series D, 5.000%, 2/1/20	6,607,013
		11,952,713
	Wisconsin-0.1%
5,000,000	State of Wisconsin General Obligation Unlimited Bonds, Series C, Prefunded 5/1/21 @ 100, 5.000%, 5/1/25(d)	5,876,950

TOTAL MUNICIPAL BONDS
(Cost $206,968,157)		216,439,002

SHORT TERM INVESTMENTS-4.1%
	Mutual Funds-4.1%
173,701,148	First American Government Obligations Fund, Class Y, 7-Day Yield 0.006%	173,701,148

TOTAL SHORT TERM INVESTMENTS
(Cost $173,701,148)		173,701,148

TOTAL INVESTMENT SECURITIES-99.9%
(Cost $3,791,076,512)		4,226,456,843
OTHER ASSETS IN EXCESS OF LIABILITIES-0.1%		3,281,528
NET ASSETS-100.0%		$4,229,738,371

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.
(a)	Less than 0.05% of Net Assets.
(b)	Floating or variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016.
(c)	Step coupon. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of September 30, 2016.
(d)
Prefunded Issues are bonds which are prerefunded and collateralized by U.S. Treasury securities held in escrow and used to pay principal and interest on tax exempt issues and to retire the bonds in full at the earliest refunding date.

AUD - Australian Dollar
CAD - Canadian Dollar

NZD - New Zealand Dollar
SGD - Singapore Dollar

See Notes to Quarterly Schedule of Investments.

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS-95.9%
	Basic Materials-17.1%
1,663	AEP Industries, Inc.	$181,882
13,875	Ciner Resources LP	431,929
12,670	Cooper Tire & Rubber Co.	481,713
11,500	Enviva Partners LP	310,385
30,870	First Majestic Silver Corp.*	317,961
73,070	Hecla Mining Co.	416,499
34,860	Innospec, Inc.	2,119,837
95,740	Lydall, Inc.*	4,895,186
33,600	Neenah Paper, Inc.	2,654,736
46,800	Novagold Resources, Inc.*	262,080
20,380	Pan American Silver Corp.	359,096
108,745	Richmont Mines, Inc.*	1,092,887
5,940	Universal Forest Products, Inc.	585,031
		14,109,222

	Consumer, Cyclical-8.8%
4,970	Asbury Automotive Group, Inc.*	276,680
19,360	Avianca Holdings SA, Sponsored ADR	125,453
7,550	Big Lots, Inc.	360,512
19,620	Cato Corp., Class A	645,302
14,000	Century Communities, Inc.*	301,140
35,174	Flexsteel Industries, Inc.	1,819,199
26,605	Hawaiian Holdings, Inc.*	1,293,003
9,340	Insight Enterprises, Inc.*	304,017
11,100	M/I Homes, Inc.*	261,627
4,430	Meritage Homes Corp.*	153,721
22,280	Patrick Industries, Inc.*	1,379,578
13,500	PetMed Express, Inc.	273,780
		7,194,012

	Consumer, Non-cyclical-18.4%
2,870	Barrett Business Services, Inc.	142,381
19,275	Cal-Maine Foods, Inc.	742,858
41,455	Cardtronics PLC, Class A*	1,848,893
2,230	Coca-Cola Bottling Co. Consolidated	330,397
48,355	Convergys Corp.	1,470,959
4,230	Farmer Brothers Co.*	150,377
6,880	Grand Canyon Education, Inc.*	277,883
23,630	Helen of Troy, Ltd.*	2,036,197
13,565	Ingles Markets, Inc., Class A	536,360
21,709	John B Sanfilippo & Son, Inc.	1,114,323
3,690	Medifast, Inc.	139,445
44,322	National HealthCare Corp.	2,924,809
32,963	Natural Health Trends Corp.	931,534
28,690	Omega Protein Corp.*	670,485
11,055	Sanderson Farms, Inc.	1,064,928
33,370	Superior Uniform Group, Inc.	660,392
		15,042,221

	Energy-3.6%
49,300	Just Energy Group, Inc.	249,951
7,045	Matrix Service Co.*	132,164
131,750	McDermott International, Inc.*	660,068
2,480	Murphy USA, Inc.*	176,973
6,250	Noble Corp. PLC	39,625
6,130	Rowan Cos., PLC, Class A	92,931

Shares		Value
	Energy (continued)
136,433	Star Gas Partners LP	$1,316,578
7,905	World Fuel Services Corp.	365,685
		3,033,975

	Financial-11.9%
16,910	Aaron's, Inc.	429,852
42,831	Argo Group International Holdings, Ltd.	2,416,525
14,180	Brandywine Realty Trust, REIT	221,492
17,420	Chimera Investment Corp., REIT	277,849
9,200	CorEnergy Infrastructure Trust, Inc., REIT	269,836
15,766	ePlus, Inc.*	1,488,468
6,300	Franklin Financial Network, Inc.*	235,620
8,560	Government Properties Income Trust, REIT	193,627
8,100	Hanmi Financial Corp.	213,354
7,630	Hanover Insurance Group, Inc.	575,455
8,820	LTC Properties, Inc., REIT	458,552
30,031	MainSource Financial Group, Inc.	749,273
3,600	Meta Financial Group, Inc.	218,196
3,340	MutualFirst Financial, Inc.	92,618
10,800	People's Utah Bancorp	219,780
42,625	Premier Financial Bancorp, Inc.	730,593
23,280	Prospect Capital Corp.	188,568
37,337	Reading International, Inc., Class A*	498,449
19,000	Sunstone Hotel Investors, Inc., REIT	243,010
4,760	Whitestone, REIT	66,069
		9,787,186

	Industrial-8.7%
8,223	Aegion Corp.*	156,813
9,450	Air Transport Services Group, Inc.*	135,607
2,687	Alamo Group, Inc.	177,046
6,500	American Railcar Industries, Inc.	269,555
9,685	American Woodmark Corp.*	780,320
12,420	Ceco Environmental Corp.	140,098
29,100	Costamare, Inc.	265,974
27,730	Covenant Transportation Group, Inc., Class A*	536,021
20,590	Frontline, Ltd.	147,630
48,690	Gener8 Maritime, Inc.*	249,293
18,970	Global Brass & Copper Holdings, Inc.	548,043
81,910	Headwaters, Inc.*	1,385,917
13,390	Hollysys Automation Technologies, Ltd.	296,856
4,100	Insteel Industries, Inc.	148,584
11,840	Ship Finance International, Ltd.	174,403
42,720	Smith & Wesson Holding Corp.*	1,135,925
7,830	Tenneco, Inc.*	456,254
		7,004,339

	Technology-16.1%
29,560	ACCO Brands Corp.*	284,958
16,435	CSG Systems International, Inc.	679,259
36,583	Deluxe Corp.	2,444,476
11,610	Digi International, Inc.*	132,354
13,040	EarthLink Holdings Corp.	80,848
5,140	Eastman Kodak Co.*	77,100
5,210	Ebix, Inc.	296,188
3,600	Engility Holdings, Inc.*	113,400
5,680	Epiq Systems, Inc.	93,663
38,800	Leidos Holdings, Inc.	1,679,264
4,020	Nanometrics, Inc.*	89,807
68,660	NCI, Inc., Class A	794,396
29,040	NeuStar, Inc., Class A*	772,174
109,200	Orbotech, Ltd.*	3,233,412

Shares		Value
	Technology (continued)
56,450	PC Connection, Inc.	$1,491,409
5,170	SYNNEX Corp.	589,949
13,450	Unisys Corp.*	131,003
4,870	WESCO International, Inc.*	299,456
		13,283,116

	Utilities-11.3%
28,790	Avista Corp.	1,203,134
17,620	Otter Tail Corp.	609,476
41,355	PNM Resources, Inc.	1,353,136
44,870	Portland General Electric Co.	1,911,013
6,820	SJW Corp.	297,898
5,398	Spark Energy, Inc., Class A	157,244
8,700	Spire, Inc.	554,538
19,105	Telephone & Data Systems, Inc.	519,274
412,388	Vonage Holdings Corp.*	2,725,885
		9,331,598

TOTAL COMMON STOCKS
(Cost $56,664,556)		78,785,669

SHORT TERM INVESTMENTS-4.2%
	Mutual Funds-4.2%
3,466,023	First American Government Obligations Fund, Class Y, 7-Day Yield 0.006%	3,466,023

TOTAL SHORT TERM INVESTMENTS
(Cost $3,466,023)		3,466,023

TOTAL INVESTMENT SECURITIES-100.1%
(Cost $60,130,579)		82,251,692
OTHER LIABILITIES IN EXCESS OF ASSETS-(0.1)%		(58,899)
NET ASSETS-100.0%		$82,192,793

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES MID CAP FUND
SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS-93.0%
	Basic Materials-13.4%
3,500	Agnico Eagle Mines, Ltd.	$189,630
7,500	Avery Dennison Corp.	583,425
5,000	Celanese Corp., Series A	332,800
12,000	Goodyear Tire & Rubber Co.	387,600
3,000	Neenah Paper, Inc.	237,030
2,000	Universal Forest Products, Inc.	196,980
		1,927,465

	Consumer, Cyclical-9.0%
4,000	Alaska Air Group, Inc.	263,440
10,000	Hawaiian Holdings, Inc.*	486,000
7,500	Insight Enterprises, Inc.*	244,125
3,500	Meritage Homes Corp.*	121,450
12,000	RR Donnelley & Sons Co.	188,640
		1,303,655

	Consumer, Non-cyclical-14.3%
20,000	Convergys Corp.	608,400
6,000	Helen of Troy, Ltd.*	517,020
3,500	Ingredion, Inc.	465,710
2,500	Sanderson Farms, Inc.	240,825
4,800	Toro Co.	224,832
		2,056,787

	Energy-5.5%
60,000	McDermott International, Inc.*	300,600
6,500	Newfield Exploration Co.*	282,490
2,500	Tesoro Corp.	198,900
		781,990

	Financial-15.2%
8,775	American Financial Group, Inc.	658,125
20,000	Annaly Capital Management, Inc., REIT	210,000
3,850	Argo Group International Holdings, Ltd.	217,217
10,000	Brandywine Realty Trust, REIT	156,200
9,000	Chimera Investment Corp., REIT	143,550
6,000	First American Financial Corp.	235,680
5,000	Government Properties Income Trust, REIT	113,100
2,000	LTC Properties, Inc., REIT	103,980
7,000	Validus Holdings, Ltd.	348,740
		2,186,592

	Industrial-8.2%
4,200	Crown Holdings, Inc.*	239,778
1,000	Huntington Ingalls Industries, Inc.	153,420
3,388	NACCO Industries, Inc., Class A	230,248
11,500	Smith & Wesson Holding Corp.*	305,785
3,200	United Rentals, Inc.*	251,168
		1,180,399

	Technology-16.8%
7,750	Arrow Electronics, Inc.*	495,768
7,000	Avnet, Inc.	287,420
13,950	Deluxe Corp.	932,139
8,000	NeuStar, Inc., Class A*	212,720
2,500	Orbital ATK, Inc.	190,575

Shares		Value
	Technology (continued)
2,500	SYNNEX Corp.	$285,275
		2,403,897

	Utilities-10.6%
8,000	CenterPoint Energy, Inc.	185,840
12,000	CMS Energy Corp.	504,120
4,975	DTE Energy Co.	466,008
4,000	Portland General Electric Co.	170,360
4,500	UGI Corp.	203,580
		1,529,908

TOTAL COMMON STOCKS
(Cost $9,783,389)		13,370,693

EXCHANGE TRADED FUNDS-1.6%
12,500	iShares® Silver Trust ETF*	227,500

TOTAL EXCHANGE TRADED FUNDS
(Cost $170,062)		227,500

SHORT TERM INVESTMENTS-5.9%
	Mutual Funds-5.9%
844,098	First American Government Obligations Fund, Class Y, 7-Day Yield 0.006%	844,098

TOTAL SHORT TERM INVESTMENTS
(Cost $844,098)		844,098

TOTAL INVESTMENT SECURITIES-100.5%
(Cost $10,797,549)		14,442,291
OTHER LIABILITIES IN EXCESS OF ASSETS-(0.5)%		(68,502)
NET ASSETS-100.0%		$14,373,789

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES MICRO CAP FUND
SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS-94.5%
	Basic Materials-10.7%
1,597	AEP Industries, Inc.	$174,664
11,755	Ciner Resources LP	365,933
11,580	Enviva Partners LP	312,544
20,830	Lydall, Inc.*	1,065,038
109,480	Richmont Mines, Inc.*	1,100,274
		3,018,453

	Consumer, Cyclical-16.0%
19,900	Avianca Holdings SA, Sponsored ADR	128,952
8,200	Cato Corp., Class A	269,698
14,100	Century Communities, Inc.*	303,291
33,001	Flexsteel Industries, Inc.	1,706,812
12,000	M/I Homes, Inc.*	282,840
22,231	Patrick Industries, Inc.*	1,376,544
13,500	PetMed Express, Inc.	273,780
9,140	Wabash National Corp.*	130,154
		4,472,071

	Consumer, Non-cyclical-15.8%
2,950	Barrett Business Services, Inc.	146,349
2,290	Coca-Cola Bottling Co. Consolidated	339,286
4,340	Farmer Brothers Co.*	154,287
13,930	Ingles Markets, Inc., Class A	550,792
20,852	John B Sanfilippo & Son, Inc.	1,070,333
3,790	Medifast, Inc.	143,224
28,038	Natural Health Trends Corp.	792,354
26,855	Omega Protein Corp.*	627,601
33,857	Superior Uniform Group, Inc.	670,030
		4,494,256

	Energy-4.7%
49,630	Just Energy Group, Inc.	251,624
6,767	Matrix Service Co.*	126,949
98,941	Star Gas Partners LP	954,781
		1,333,354

	Financial-17.9%
11,120	Ares Commercial Real Estate Corp., REIT	140,112
25,580	Ashford Hospitality Trust, Inc., REIT	150,666
9,270	CorEnergy Infrastructure Trust, Inc., REIT	271,889
19,785	Dynex Capital, Inc., REIT	146,805
15,738	ePlus, Inc.*	1,485,825
6,300	Franklin Financial Network, Inc.*	235,620
6,505	Getty Realty Corp., REIT	155,665
8,200	Hanmi Financial Corp.	215,988
30,233	MainSource Financial Group, Inc.	754,313
3,600	Meta Financial Group, Inc.	218,196
2,955	MutualFirst Financial, Inc.	81,942
6,350	National Storage Affiliates Trust, REIT	132,969
10,800	People's Utah Bancorp	219,780
20,370	Premier Financial Bancorp, Inc.	349,142
31,832	Reading International, Inc., Class A*	424,957
4,740	Whitestone, REIT	65,791
		5,049,660

Shares		Value
	Industrial-12.9%
15,498	Aegion Corp.*	$295,547
9,710	Air Transport Services Group, Inc.*	139,338
2,581	Alamo Group, Inc.	170,062
6,540	American Railcar Industries, Inc.	271,214
4,030	American Woodmark Corp.*	324,697
12,770	Ceco Environmental Corp.	144,046
28,880	Costamare, Inc.	263,963
25,955	Covenant Transportation Group, Inc., Class A*	501,710
10,610	Culp, Inc.	315,860
23,900	DHT Holdings, Inc.	100,141
49,020	Gener8 Maritime, Inc.*	250,982
18,855	Global Brass & Copper Holdings, Inc.	544,721
4,220	Insteel Industries, Inc.	152,933
4,905	Superior Industries International, Inc.	143,030
36,860	Teekay Tankers, Ltd., Class A	93,256
		3,711,500

	Technology-12.6%
11,770	Digi International, Inc.*	134,178
21,980	EarthLink Holdings Corp.	136,276
8,660	Eastman Kodak Co.*	129,900
6,080	Engility Holdings, Inc.*	191,520
9,580	Epiq Systems, Inc.	157,974
6,800	Nanometrics, Inc.*	151,912
63,855	NCI, Inc., Class A	738,802
12,306	Orbotech, Ltd.*	364,381
52,668	PC Connection, Inc.	1,391,489
13,630	Unisys Corp.*	132,756
		3,529,188

	Utilities-3.9%
6,860	SJW Corp.	299,645
13,025	Spark Energy, Inc., Class A	379,418
63,035	Vonage Holdings Corp.*	416,661
		1,095,724

TOTAL COMMON STOCKS
(Cost $20,000,747)		26,704,206

SHORT TERM INVESTMENTS-5.6%
	Mutual Funds-5.6%
1,568,996	First American Government Obligations Fund, Class Y, 7-Day Yield 0.006%	1,568,996

TOTAL SHORT TERM INVESTMENTS
(Cost $1,568,996)		1,568,996

TOTAL INVESTMENT SECURITIES-100.1%
(Cost $21,569,743)		28,273,202
OTHER LIABILITIES IN EXCESS OF ASSETS-(0.1)%		(14,198)
NET ASSETS-100.0%		$28,259,004

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)
Shares or Principal Amount		Value
COMMON STOCKS-72.8%
	Basic Materials-4.9%
2,500	Agnico Eagle Mines, Ltd.	$135,450
1,500	Neenah Paper, Inc.	118,515
1,150	Universal Forest Products, Inc.	113,264
		367,229

	Consumer, Cyclical-9.4%
2,950	Big Lots, Inc.	140,862
2,300	Foot Locker, Inc.	155,756
750	Home Depot, Inc.	96,510
2,500	Lennar Corp., Class A	105,850
1,250	Tata Motors, Ltd., Sponsored ADR	49,975
2,025	Wal-Mart Stores, Inc.	146,043
		694,996

	Consumer, Non-cyclical-9.2%
2,000	Cal-Maine Foods, Inc.	77,080
2,000	ManpowerGroup, Inc.	144,520
2,000	Merck & Co., Inc.	124,820
2,193	Newell Brands, Inc.	115,483
3,000	Pfizer, Inc.	101,610
800	UnitedHealth Group, Inc.	112,000
		675,513

	Energy-8.1%
5,000	Diamond Offshore Drilling, Inc.	88,050
30,000	McDermott International, Inc.*	150,300
1,850	Murphy USA, Inc.*	132,016
4,000	Newfield Exploration Co.*	173,840
1,000	Valero Energy Corp.	53,000
		597,206

	Financial-8.2%
1,250	American Financial Group, Inc.	93,750
750	Chubb, Ltd.	94,238
5,000	Government Properties Income Trust, REIT	113,100
1,000	Grupo Financiero Galicia SA, ADR	31,110
1,000	JPMorgan Chase & Co.	66,590
1,000	KB Financial Group, Inc., ADR	34,210
1,500	LTC Properties, Inc., REIT	77,985
800	Travelers Cos., Inc.	91,640
		602,623

	Industrial-11.0%
1,400	American Woodmark Corp.*	112,798
1,700	Crown Holdings, Inc.*	97,053
5,000	Hollysys Automation Technologies, Ltd.	110,850
600	Huntington Ingalls Industries, Inc.	92,052
1,750	NACCO Industries, Inc., Class A	118,930
2,450	Sonoco Products Co.	129,433
2,000	United Rentals, Inc.*	156,980
		818,096

	Technology-16.5%
7,000	ACCO Brands Corp.*	67,480

Shares or Principal Amount		Value
	Technology (continued)
650	Amgen Inc	$108,426
4,000	Cisco Systems, Inc.	126,880
5,000	Corning, Inc.	118,250
3,300	Intel Corp.	124,575
700	International Business Machines Corp.	111,195
325	Lockheed Martin Corp.	77,909
500	Northrop Grumman Corp.	106,975
4,000	Orbotech, Ltd.*	118,440
1,100	SYNNEX Corp.	125,521
3,200	Tessera Technologies, Inc.	123,008
		1,208,659

	Utilities-5.5%
3,000	Avista Corp.	125,370
6,000	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	55,560
1,000	Pinnacle West Capital Corp.	75,990
2,250	The Southern Co.	115,425
500	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	33,040
		405,385

TOTAL COMMON STOCKS
(Cost $4,972,905)		5,369,707

CLOSED-END FUNDS-0.4%
4,500	Aberdeen Chile Fund, Inc.	28,215

TOTAL CLOSED-END FUNDS
(Cost $25,245)		28,215

EXCHANGE TRADED FUNDS-1.3%
1,000	Global X MSCI Argentina ETF	23,880
500	iShares® MSCI South Korea Capped ETF	29,065
2,000	VanEck Vectors Indonesia Index ETF	47,120

TOTAL EXCHANGE TRADED FUNDS
(Cost $92,221)		100,065

CORPORATE BONDS-0.7%
	Financial-0.7%
$50,000	PNC Bank NA, 1.950%, 3/4/19	50,551

TOTAL CORPORATE BONDS
(Cost $50,641)		50,551

U.S. TREASURY BONDS & NOTES-22.2%
	U.S. Treasury Bonds-2.0%
$50,000	2.500%, 2/15/46	51,848
100,000	2.250%, 8/15/46	98,504
		150,352
	U.S. Treasury Inflation Indexed Bonds-3.8%
250,000	0.625%, 7/15/21	280,427

	U.S. Treasury Notes-16.4%
100,000	0.625%, 8/31/17	99,965
50,000	0.750%, 2/28/18	50,014
255,000	1.375%, 9/30/20	258,038
800,000	1.125%, 8/31/21	799,249
		1,207,266
TOTAL U.S. TREASURY BONDS & NOTES
(Cost $1,627,338)		1,638,045

Shares or Principal Amount	Value
SHORT TERM INVESTMENTS-3.5%
Mutual Funds-3.5%
260,713	First American Government Obligations Fund , Class Y, 7-Day Yield 0.006%	$260,713

TOTAL SHORT TERM INVESTMENTS
(Cost $260,713)	260,713

TOTAL INVESTMENT SECURITIES-100.9%
(Cost $7,029,063)	7,447,296
OTHER LIABILITIES IN EXCESS OF ASSETS-(0.9)%	(66,636)
NET ASSETS-100.0%	$7,380,660

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES LONG-SHORT FUND
SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-90.8%
	Basic Materials-14.4%
6,330	Avery Dennison Corp.	$492,411
8,140	Barrick Gold Corp.	144,241
11,250	Celanese Corp., Series A(a)	748,800
6,550	Cooper Tire & Rubber Co.(a)	249,031
2,480	Dow Chemical Co.	128,538
17,790	Goodyear Tire & Rubber Co.(a)	574,617
7,330	Innospec, Inc.(a)	445,737
9,420	Lydall, Inc.*(a)	481,645
		3,265,020

	Consumer, Cyclical-9.7%
2,870	Alaska Air Group, Inc.(a)	189,018
10,540	Best Buy Co., Inc.	402,417
8,700	Big Lots, Inc.	415,425
10,290	Meritage Homes Corp.*(a)	357,063
20,740	RR Donnelley & Sons Co.	326,033
6,930	Southwest Airlines Co.(a)	269,508
3,380	Wal-Mart Stores, Inc.	243,766
		2,203,230

	Consumer, Non-cyclical-14.3%
2,130	Aetna, Inc.(a)	245,908
5,750	Cal-Maine Foods, Inc.	221,605
5,020	Dr Pepper Snapple Group, Inc.(a)	458,376
3,030	DST Systems, Inc.	357,298
3,930	Helen of Troy, Ltd.*(a)	338,648
970	Ingredion, Inc.	129,068
3,700	Kroger Co.(a)	109,816
13,545	Pfizer, Inc.(a)	458,769
3,060	Sanderson Farms, Inc.	294,770
7,700	Toro Co.	360,668
1,720	UnitedHealth Group, Inc.(a)	240,800
		3,215,726

	Energy-5.9%
10,710	BP PLC, Sponsored ADR	376,564
2,190	HollyFrontier Corp.	53,655
47,350	McDermott International, Inc.*	237,224
3,240	Murphy USA, Inc.*	231,206
6,120	Newfield Exploration Co.*	265,975
3,380	Valero Energy Corp.(a)	179,140
		1,343,764

	Financial-13.3%
3,450	Aflac, Inc.	247,951
9,330	AmTrust Financial Services, Inc.	250,324
22,560	Annaly Capital Management, Inc., REIT	236,880
14,790	Chimera Investment Corp., REIT	235,900
9,750	Fifth Third Bancorp	199,485
10,580	Government Properties Income Trust, REIT	239,320
8,140	JPMorgan Chase & Co.(a)	542,043
4,670	LTC Properties, Inc., REIT	242,793
7,200	Travelers Cos., Inc.(a)	824,760
		3,019,456

Shares or Principal Amount		Value
	Industrial-10.3%
1,410	AMERCO(a)	$457,164
1,500	FedEx Corp.	262,020
3,540	Magna International, Inc.(a)	152,043
5,160	Republic Services, Inc.	260,322
8,300	Ship Finance International, Ltd.	122,259
22,020	Smith & Wesson Holding Corp.*(a)	585,512
6,720	Sonoco Products Co.(a)	355,018
1,800	United Rentals, Inc.*	141,282
		2,335,620

	Technology-12.1%
1,180	Apple, Inc.	133,399
4,030	Cisco Systems, Inc.	127,832
6,625	Deluxe Corp.(a)	442,682
4,330	Ebix, Inc.	246,160
1,680	International Business Machines Corp.	266,868
985	Lockheed Martin Corp.(a)	236,124
2,850	Northrop Grumman Corp.(a)	609,758
6,010	WESCO International, Inc.*	369,555
5,480	Western Digital Corp.	320,416
		2,752,794

	Utilities-10.8%
2,590	American Electric Power Co., Inc.(a)	166,304
11,180	CenterPoint Energy, Inc.	259,711
7,040	Edison International(a)	508,640
14,745	PNM Resources, Inc.(a)	482,456
9,810	Verizon Communications, Inc.	509,924
86,855	Vonage Holdings Corp.*(a)	574,112
		2,501,147

TOTAL COMMON STOCKS
(Cost $17,155,123)		20,636,757

EXCHANGE TRADED FUNDS-0.5%
2,370	VanEck Vectors® Junior Gold Miners ETF	104,967

TOTAL EXCHANGE TRADED FUNDS
(Cost $63,529)		104,967

SHORT TERM INVESTMENTS-9.5%
	Mutual Funds-9.5%
2,154,192	First American Government Obligations Fund, Class Y, 7-Day Yield 0.006%	2,154,192

TOTAL SHORT TERM INVESTMENTS
(Cost $2,154,192)		2,154,192

TOTAL INVESTMENT SECURITIES-100.8%
(Cost $19,372,844)		22,895,916
SECURITIES SOLD SHORT-(43.1)%		–
(Proceeds $9,640,621)		(9,795,882)
OTHER LIABILITIES IN EXCESS OF ASSETS-42.3%		9,615,666
NET ASSETS-100.0%		$22,715,700

Shares		Value
SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCKS-(43.1)%
	Consumer, Cyclical-(9.0)%
(1,325)	Chipotle Mexican Grill, Inc.	$(561,137)
(12,675)	Ctrip.com International Ltd., ADR	(590,275)

Shares		Value
	Consumer, Cyclical (continued)
(5,100)	Expedia, Inc.	$(595,272)
(9,225)	Nintendo Co., Ltd., ADR	(304,241)
		(2,050,925)
	Energy-(9.7)%
(11,300)	Baker Hughes, Inc.	(570,311)
(20,825)	Cabot Oil & Gas Corp.	(537,285)
(12,550)	Cheniere Energy, Inc.	(547,180)
(12,575)	ConocoPhillips	(546,635)
		(2,201,411)
	Financial-(3.3)%
(39,600)	Credit Suisse Group AG, Sponsored ADR	(520,344)
(8,575)	Zurich Insurance Group AG, ADR	(220,292)
		(740,636)
	Industrial-(2.4)%
(4,550)	Alexion Pharmaceuticals, Inc.	(557,557)

	Technology-(16.3)%
(1,275)	Brocade Communications Systems, Inc.	(11,768)
(22,575)	JD.com, Inc., ADR	(588,982)
(4,075)	Palo Alto Networks, Inc.	(649,270)
(8,275)	ServiceNow, Inc.	(654,966)
(9,325)	TripAdvisor, Inc.	(589,153)
(6,675)	Workday, Inc., Class A	(612,031)
(13,750)	Yahoo! Inc	(592,625)
		(3,698,795)
	Utilities-(2.4)%
(21,275)	Grupo Televisa SAB, Sponsored ADR	(546,555)

TOTAL COMMON STOCKS SOLD SHORT		(9,795,879)
(Proceeds $9,640,619)

TOTAL SECURITIES SOLD SHORT-(43.1)%
(Proceeds $9,640,619)		$(9,795,879)

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total security position market value of $7,995,147.
*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Notes to Quarterly Schedule of Investments	James Advantage Funds
September 30, 2016 (Unaudited)

1. ORGANIZATION

The James Advantage Funds (the “Trust”) is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Mid Cap Fund, James Micro Cap Fund and James Aggressive Allocation Fund, and James Long-Short Fund are each a diversified series of the Trust (individually a “Fund,” collectively the “Funds”). Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available through an eligible institutional intermediary (a registered investment adviser or bank trust department that has established an omnibus account with the Trust to hold shares owned by clients), to clients of the Funds’ adviser, James Investment Research, Inc. (“James” or the “Adviser”), or if you are a Trustee or Officer of the Funds.  Employees of the Adviser, the Funds’ Trustees and employees of the Funds’ other service providers are eligible to buy shares of the Institutional Class directly through the Funds’ transfer agent or through third party intermediaries.

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Adviser believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies. The Adviser defines small capitalization as those companies with market capitalizations at the time of purchase no larger than the stocks in the Fund’s benchmark, the Russell 2000® Index.

James Mid Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of mid capitalization companies. The Adviser defines mid capitalization companies as those with market capitalizations at the time of purchase that fall within the range of the S&P 400® MidCap Value Index.

James Micro Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of micro capitalization companies. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the Russell Microcap® Index, including exchange traded funds (“ETFs”) that invest primarily in such securities.

James Aggressive Allocation Fund seeks to provide total return through a combination of growth and income. Preservation of capital in declining markets is a secondary objective. This Fund will generally run equity allocations of 60% or higher and, therefore, could be more volatile than a more conservative fund that holds a smaller percentage of its assets in stocks.

James Long-Short Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in foreign and domestic equity securities that the Adviser believes are undervalued and more likely to appreciate, and by selling short equity securities that the Adviser believes are overvalued and more likely to depreciate. The Fund also may take long positions in domestic and foreign fixed income securities that the Adviser believes are more likely to appreciate in the interest rate and spread environment anticipated by the Adviser, and short positions in fixed income securities that the Adviser believes are more likely to depreciate in the interest rate and spread environment anticipated by the Adviser. The Fund seeks to achieve positive returns on both the long positions and short positions that it takes in various securities.

Notes to Quarterly Schedule of Investments	James Advantage Funds
September 30, 2016 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“GAAP”), including policies specific to investment companies. The Funds are considered an investment company for financial reporting purposes under GAAP.

Share Valuation
The net asset value per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Securities Valuation

Securities are valued at fair value. The Funds' portfolio securities, including short positions, are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business. Equity securities that are traded on any exchange, including closed-end funds and exchange-traded funds, are valued at the last quoted sale price on the exchange or market in which such securities are principally traded. Lacking a last sale price, a security is valued at its last bid price except when, in James’s opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ® over-the-counter market are valued at their NASDAQ® Official Closing Price (“NOCP”) for all NASDAQ® National Market (“NNM”) and NASDAQ® Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, when James determines that the market quotation does not accurately reflect the current value or when a non-144A restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”). Corporate bonds, U.S. government agencies, U.S. Treasury bonds & notes, foreign, and municipal bonds are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing services generally use market models that consider trade data, yields, spreads, quotations from dealers and active market makers, credit worthiness, market information of comparable securities, and other relevant security specific information. Asset backed/commercial mortgage backed securities are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing service generally uses models that consider trade data, prepayment, and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Shares of open-end investment companies are valued at net asset value.

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. The values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

In accordance with the Trust’s good faith pricing guidelines, James required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Notes to Quarterly Schedule of Investments	James Advantage Funds
September 30, 2016 (Unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 -Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; or

Level 3 -Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the reporting date are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2016:

James Balanced: Golden Rainbow Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$2,021,095,212	$–	$–	$2,021,095,212
Closed-End Funds	1,067,650	–	–	1,067,650
Exchange Traded Funds	52,523,095	–	–	52,523,095
Corporate Bonds	–	273,140,117	–	273,140,117
Mortgage Backed Securities	–	18,512,369	–	18,512,369
U.S. Government Agencies	–	249,123,963	–	249,123,963
U.S. Treasury Bonds & Notes	1,184,787,811	–	–	1,184,787,811
Foreign Bonds	–	36,066,476	–	36,066,476
Municipal Bonds	–	216,439,002	–	216,439,002
Short Term Investments	173,701,148	–	–	173,701,148
Total	$3,433,174,916	$793,281,927	$–	$4,226,456,843

James Small Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$78,785,669	$–	$–	$78,785,669
Short Term Investments	3,466,023	–	–	3,466,023
Total	$82,251,692	$–	$–	$82,251,692

Notes to Quarterly Schedule of Investments	James Advantage Funds
September 30, 2016 (Unaudited)

James Mid Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$13,370,693	$–	$–	$13,370,693
Exchange Traded Funds	227,500	–	–	227,500
Short Term Investments	844,098	–	–	844,098
Total	$14,442,291	$–	$–	$14,442,291

James Micro Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$26,704,206	$–	$–	$26,704,206
Short Term Investments	1,568,996	–	–	1,568,996
Total	$28,273,202	$–	$–	$28,273,202

James Aggressive Allocation Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$5,369,707	$–	$–	$5,369,707
Closed-End Funds	28,215	–	–	28,215
Exchange Traded Funds	100,065	–	–	100,065
Corporate Bonds	–	50,551	–	50,551
U.S. Treasury Bonds & Notes	1,638,045	–	–	1,638,045
Short Term Investments	260,713	–	–	260,713
Total	$7,396,745	$50,551	$–	$7,447,296

James Long-Short Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$20,636,757	$–	$–	$20,636,757
Exchange Traded Funds	104,967	–	–	104,967
Short Term Investments	2,154,192	–	–	2,154,192
Total	$22,895,916	$–	$–	$22,895,916

	Valuation Inputs
Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short
Common Stocks	$(9,795,882)	$–	$–	$(9,795,882)
TOTAL	$(9,795,882)	$–	$–	$(9,795,882)

*	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

The Funds recognize transfer between levels as of the end of period.  For the three month period ended September 30, 2016, the Funds did not have any transfer between Level 1 and Level 2 securities.

Notes to Quarterly Schedule of Investments	James Advantage Funds
September 30, 2016 (Unaudited)

Investment Transactions
Investment transactions are recorded on a trade date basis. Gains and losses are determined using the specific identification method, which liquidates all losses first, before any gains. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced: Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of September 30, 2016, the Funds did not hold when-issued securities or delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation
The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, provided by WM Reuters, at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized and between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

Exchange Traded Funds (ETFs)
Each Fund may invest in shares of ETFs. The ETFs in which a Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and other investment companies in which a Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their applicable indices. The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF’s shares trade at a discount to its net asset value.

Short Sales and Segregated Cash
The James Long-Short Fund may actively sell short equity and fixed income securities. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. The Fund is required to pay any dividend or interest due on securities sold short. Such dividends and interest are recorded as an expense. The Fund may pay fees or charges on the assets borrowed for securities sold short.

Notes to Quarterly Schedule of Investments	James Advantage Funds
September 30, 2016 (Unaudited)

All short sales are collateralized, as required by the Fund’s prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of the Fund’s short positions.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENST (TAX BASIS)

The following information is computed on a tax basis for each item as of September 30, 2016:

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Mid Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund	James Long- Short Fund
Gross unrealized appreciation (excess of value over tax cost)	$460,169,918	$23,074,094	$3,722,677	$7,383,265	$460,279	$3,849,731
Gross unrealized depreciation (excess of tax cost over value)	(28,262,013)	(1,114,523)	(77,719)	(626,818)	(54,214)	(403,362)
Net unrealized appreciation	$431,907,905	$21,959,571	$3,644,958	$6,756,447	$406,065	$3,446,369
Cost of investments for income tax purposes	$3,794,548,938	$60,292,121	$10,796,901	$21,516,755	$7,041,231	$19,449,550

The difference between the cost of portfolio investments on a tax basis and financial statement cost for the Funds is due primarily to the deferral of wash sale losses and to the differing treatment of certain investments under income tax regulations and GAAP.

4. LINE OF CREDIT

Each Fund has a revolving line of credit agreement with U.S. Bank, N.A. (the “Bank”). Borrowings under these arrangements are secured by investments held in the Funds’ portfolios as notated on the Schedules of Investments and bear interest at the Bank’s prime rate. For the three months ended September 30, 2016, James Aggressive Allocation Fund utilized its line of credit. The average amount of borrowings was $11,129 over 5 days with a weighted-average interest rate of 3.50%. During the three month period ended September 30, 2016, the James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Mid Cap Fund, James Micro Cap Fund, and James Long-Short Fund did not utilize their line of credit.  Interest on funded and unfunded loans was $34 for the James Aggressive Allocation Fund for the three month period ended September 30, 2016.  Each Fund’s line of credit agreement expired on July 12, 2016 and was renewed for one year. The terms of the agreements can be characterized as follows:

Fund	Maximum Balance Available	Interest Rate	Expiration Date
James Balanced: Golden Rainbow Fund	$50,000,000	Prime Rate*	July 11, 2017
James Small Cap Fund	$6,500,000	Prime Rate*	July 11, 2017
James Mid Cap Fund	$715,000	Prime Rate*	July 11, 2017
James Micro Cap Fund	$540,000	Prime Rate*	July 11, 2017
James Aggressive Allocation Fund	$100,000	Prime Rate*	July 11, 2017
James Long-Short Fund	$3,000,000	Prime Rate*	July 11, 2017

*	The rate at which the Bank announces its prime lending rate

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The James Advantage Funds

By:	/s/ Barry R. James
Barry R. James, President
(Principal Executive Officer)
Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry R. James
Barry R. James, President
(Principal Executive Officer)
Date:	November 28, 2016

By:	/s/ Thomas L. Mangan
Thomas L. Mangan, Chief Financial Officer
(Principal Financial Officer)
Date:	November 28, 2016